Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

(in thousands of $)	IT, office and lab equipment	Right-of-use assets Buildings	Right-of-use assets Vehicles	Leasehold improvements	Leased equipment	Total
Cost

On January 1, 2023	$8,160	$19,815	$3,980	$1,981	$346	$34,282
Additions	937	8,770	2,327	48	—	12,082
Disposals	(202)	—	(757)	(54)	—	(1,013)
On December 31, 2023	8,895	28,585	5,550	1,975	346	45,351
Additions	1,039	20,639	5,492	982	—	28,152
Disposals	(220)	(234)	(333)	—	—	(787)
On December 31, 2024	9,714	48,990	10,709	2,957	346	72,716
Additions	2,740	9,478	10,408	4,532	—	27,158
Disposals	(1,107)	(11,555)	(3,243)	—	—	(15,905)
On December 31, 2025	$11,347	$46,913	$17,874	$7,489	$346	$83,969

Depreciation and impairment

On January 1, 2023	$(5,454)	$(8,948)	$(2,145)	$(1,350)	$(150)	$(18,047)
Depreciation	(1,539)	(2,839)	(971)	(189)	(36)	(5,574)
Disposals	189	—	757	—	—	946
On December 31, 2023	(6,804)	(11,787)	(2,359)	(1,539)	(186)	(22,675)
Depreciation	(1,252)	(3,657)	(2,067)	(234)	(35)	(7,245)
Disposals	155	234	333	—	—	722
On December 31, 2024	(7,901)	(15,210)	(4,093)	(1,773)	(221)	(29,198)
Depreciation	(1,660)	(6,135)	(4,272)	(1,143)	(34)	(13,244)
Disposals	1,107	2,825	2,788	—	—	6,720
On December 31, 2025	$(8,454)	$(18,520)	$(5,577)	$(2,916)	$(255)	$(35,722)

Carrying Amount

On December 31, 2023	$2,091	$16,798	$3,191	$436	$160	$22,675
On December 31, 2024	1,813	33,780	6,615	1,184	125	43,517
On December 31, 2025	$2,893	$28,393	$12,297	$4,573	$91	$48,247